Fair Value Measurements - Change in the fair value of the Level 3 financial liabilities (Details) - USD ($)		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Fair value as of beginning of the period	$ 7,350,083
Fair value at October 5, 2022 (Initial measurement)	4,618,234
Change in fair value	(535,665)
Fair value as of end of the period	$ 11,399,652
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Financial Instruments
Transfers between levels		$ 0	$ 0
Bridge Note Embedded Derivative | iDoc
Financial Instruments
Fair value as of beginning of the period		273,534
Fair value at October 5, 2022 (Initial measurement)			208,803
Change in fair value		(92,449)	64,731
Derivative adjustment from the Exchange Agreement		$ (181,085)
Fair value as of end of the period			$ 273,534